Equity (Narrative) (Details) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended	15 Months Ended	1 Months Ended			2 Months Ended	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013	Jan. 31, 2013 Common Stock	Aug. 31, 2012 Common Stock	Jul. 31, 2012 Common Stock	Sep. 30, 2012 Common Stock	Dec. 31, 2012 Common Stock
Stock Issued During Period For Cash, Shares					2,000,000	1,044,045		330,000	1,374,045
Proceeds From Issuance Of Stock		$ 20,000	$ 86,330	$ 106,330	$ 20,000	$ 86,000		$ 330
Founder shares issued for services, Shares							56,164,350		56,164,350
Share issue price per share					$ 0.01	$ 0.082		$ 0.001